RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Nov. 29, 2021
Other related parties
Disclosure of transactions between related parties [line items]
Revenues	$ 53	$ 127	$ 124	$ 279
Accounts and other receivable, net	530		530		$ 106
Accounts payable and other/ Loan payable to Brookfield Business Partners	31		31		5
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Accounts and other receivable, net	221		221
Accounts payable and other/ Loan payable to Brookfield Business Partners	$ 0		$ 0		$ 1,860	$ 1,860
Brookfield Business Partners | London Interbank Offered Rate LIBOR
Disclosure of transactions between related parties [line items]
Notes receivable, interest rate margin	2.50%		2.50%